Copley Fund, Inc.
Schedule of Investments
January 31, 2025 - (Unaudited)
COMMON STOCKS — 105.84% Shares Fair Value
Communications — 24.83%
Alphabet, Inc., Class A 20,756 $ 4,234,640
Booking Holdings, Inc. 358 1,696,046
Comcast Corp., Class A 83,793 2,820,472
Meta Platforms, Inc. 9,874 6,804,964
Netflix, Inc.
(a)
3,146 3,072,887
Verizon Communications, Inc. 45,160 1,778,852
Walt Disney Co. (The) 47,400 5,359,044
25,766,905
Consumer Discretionary — 7.42%
McDonald's Corp. 6,018 1,737,397
RH
(a)
14,219 5,959,325
7,696,722
Consumer Staples — 3.68%
PepsiCo, Inc. 7,020 1,057,844
Philip Morris International, Inc. 14,773 1,923,445
Procter & Gamble Co. (The) 5,053 838,747
3,820,036
Energy — 4.89%
ConocoPhillips 9,747 963,296
Marathon Petroleum Corp. 19,486 2,839,305
Phillips 66 10,794 1,272,289
5,074,890
Financials — 36.23%
American Express Co. 15,739 4,996,346
American International Group, Inc. 56,607 4,169,671
Bank of America Corp. 99,174 4,591,756
Berkshire Hathaway, Inc., Class B
(a)
7,834 3,671,561
Goldman Sachs Group, Inc. (The) 8,549 5,474,780
JPMorgan Chase & Co. 14,827 3,963,257
Morgan Stanley 35,010 4,846,434
U.S. Bancorp 24,342 1,163,061
Wells Fargo & Co. 59,871 4,717,834
37,594,700
Health Care — 5.03%
AbbVie, Inc. 15,202 2,795,647
CVS Health Corp. 42,870 2,421,298
5,216,945
Industrials — 5.76%
Boeing Co. (The)
(a)
7,105 1,254,175
CSX Corp. 58,324 1,917,110
RTX Corp. 21,740 2,803,372
5,974,657
Technology — 18.00%
Apple, Inc. 29,672 7,002,592
Microsoft Corp. 16,410 6,811,135
Oracle Corp. 28,616 4,866,437
18,680,164

Copley Fund, Inc.
Schedule of Investments (continued)
January 31, 2025 - (Unaudited)
COMMON STOCKS — 105.84% - continued Shares Fair Value
Technology — 18.00% - continued
Total Common Stocks (Cost $70,506,069) $ 109,825,019
MONEY MARKET FUNDS - 2.16%
Federated Hermes Treasury Obligations Fund, Institutional
Shares, 4.25%
(b)
2,238,829 2,238,829
Total Money Market Funds (Cost $2,238,829) 2,238,829
Total Investments — 108.00% (Cost $72,744,898) 112,063,848
Liabilities in Excess of Other Assets — (8.00)% (8,305,376)
NET ASSETS — 100.00% $ 103,758,472
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2025.